Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Core Equity Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to Bart Greer, with BlackRock Investment Management, LLC (“BlackRock”), sub-adviser to the Fund, is hereby deleted.

In the section entitled “Fund Summary: Core Equity Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Peter Stournaras, CFA	2012	Managing Director and Portfolio Manager
Carrie King	2012	Managing Director and Portfolio Manager
Joseph Wolfe	2017	Director and Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 130 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

The Core Equity Fund is managed by BlackRock’s Large Cap Series team and BlackRock’s Basic Value team.

BlackRock’s Large Cap Series team is managed by lead portfolio manager, Peter Stournaras. Mr. Stournaras has been Managing Director of BlackRock, Inc. since 2010 and he is a member of the Fundamental Active Equity business of BlackRock’s Active Equity Group. Prior to that time, Mr. Stournaras held the position of Director at Northern Trust Company from 2006 to 2010. Mr. Stournaras holds the CFA designation.

BlackRock’s Basic Value team is managed by Carrie King and Joseph Wolfe. Ms. King is a Managing Director of BlackRock, Inc. since 2010; was a Director of BlackRock, Inc. from 2007 to 2010; and a Vice President of BlackRock, Inc. in 2006. Ms. King’s service with the firm dates back to 1993, including her years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock in 2006. Ms. King has been a member of the Basic Value team since 1996. Mr. Wolfe is a Director of BlackRock, Inc. since 2012. Prior to BlackRock, he was the Head of Quantitative Active Research at Northern Trust from 2005 to 2012.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Core Equity Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

Effective immediately, all reference to Bart Greer, with BlackRock Investment Management, LLC (“BlackRock”), sub-adviser to the Fund, is hereby deleted.

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Fund is supplemented with the following:

		Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Manager	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

BlackRock	Joseph Wolfe	0	$0	0	$0	0	$0

*As of February 28, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.